401(k) Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
401(k) Plan
401(k) Plan
During September 2010, the Company adopted the La Jolla Pharmaceutical Company Retirement Savings Plan (the “401(k) Plan”), which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”). The 401(k) Plan is a defined contribution plan established to provide retirement benefits for employees and is employee funded up to an elective annual deferral. The 401(k) Plan is available for all employees who have completed one year of service with the Company.
Following guidance in IRS Notice 98-52 related to the “safe harbor” 401(k) plan method, non-highly compensated employees will receive a contribution from the Company equal to 3% of their annual salaries, as defined in the Code. Such contributions vest immediately and are paid annually following each year end.

401(k) Plan
During September 2010, the Company adopted the La Jolla Pharmaceutical Company Retirement Savings Plan (the “401(k) Plan”), which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”). The 401(k) Plan is a defined contribution plan established to provide retirement benefits for employees and is employee funded up to an elective annual deferral. The 401(k) Plan is available for all employees who have completed one year of service with the Company.
Following guidance in IRS Notice 98-52 related to the “safe harbor,” 401(k) plan method, non-highly compensated employees will receive a contribution from the Company equal to 3% of their annual salaries, as defined in the Code. Such contributions vest immediately and are paid annually following each year end. These “safe harbor” contributions by the Company were less than $2,000 and $8,000 for the years ended December 31, 2012 and 2011, respectively.